Reconciliation of net cash from operating activities (Tables)	12 Months Ended
Dec. 31, 2020
Reconciliation of net cash from operating activities
Schedule of changes in operating assets and liabilities

	(As Restated)
	2020	2019	2018
Changes in operating assets and liabilities	$’000	$’000	$’000
Income on capital provision assets	(343,302)	(428,398)	(509,358)
Interest and other income from capital provision assets	(199)	(1,870)	(1,692)
Increase in capital provision asset subparticipation	-	-	92
Loss/(gain) on equity securities	22	(1,169)	4,852
Asset recovery fee for services income	(804)	(2,133)	(1,650)
Loss on derivative financial asset	-	4,154	3,462
Realized gain on derivative financial liabilities	-	(7,000)	(2,250)
Loss/(income) on cash management assets	1,106	137	4,139
Loss on financial liabilities at fair value through profit or loss	4,779	20,872	3,010
Third-party share of profits relating to interests in consolidated entities	11,904	72,818	101,094
Decrease/(increase) in other assets	(12,264)	3,777	(26,080)
Increase/(decrease) in other liabilities	30,810	27,824	24,755
Increase in payable for capital provision assets	220	36	-
Finance costs	40,298	39,622	38,538
Amortization and depreciation of intangible assets and property, plant and equipment	9,776	12,017	10,111
Impairment	-	4,083	-
Right-of-use assets and associated lease liability	713	970	-
Other non-cash including exchange rate movement	(6,909)	4,071	6,598
Total changes in operating assets and liabilities	(263,850)	(250,189)	(344,379)

Schedule of the cash inflows and outflows for capital provision assets

	Capital provision- direct assets	Capital provision-indirect assets	Total
December 31, 2020	$’000	$’000	$’000
Proceeds	345,564	203,029	548,593
Increase in payable for capital provision assets	220	-	220
New funding	(295,866)	-	(295,866)

	(As Restated)
	Capital provision- direct assets	Capital provision-indirect assets	Total
December 31, 2019	$’000	$’000	$’000
Proceeds	107,167	284,085	391,252
Increase in payable for capital provision assets	36	-	36
New funding	(337,862)	(224,156)	(562,018)

	(As Restated)
	Capital provision- direct assets	Capital provision-indirect assets	Total
December 31, 2018	$’000	$’000	$’000
Proceeds	256,872	315,815	572,687
New funding	(419,615)	(351,794)	(771,409)